Compulsory and other deposits at central banks (Tables)	12 Months Ended
Dec. 31, 2024
Compulsory And Other Deposits At Central Banks
Schedule of compulsory and other deposits at central banks

	2024	2023

Compulsory deposits (i)	3,833,670	3,342,894
Reserve at central bank - Instant payments (ii)	2,909,666	2,953,515
Reserve at central bank - Electronic money (iii)	-	1,151,074
Total	6,743,336	7,447,483

(i)	Compulsory deposits are required by local central banks based on the amount of RDB and CDB held by Nu Financeira and deposits in electronic money held by Nu Colombia. These resources are remunerated mainly in Brazil by SELIC rate (special settlement and custody system of the BACEN) and for Colombia the compulsory deposits are not remunerated.

(ii)	Reserve at central bank - Instant payments relates to cash maintained in the Instant Payments Account, which is required by BACEN to support instant payment operations, and it is based on the average of PIX transactions per day based on the last month along with including additional funds as a safety margin. These resources are remunerated at Brazilian SELIC rate.

(iii)	Reserve at central bank - Electronic money refers to funds kept in a BACEN reserve, which serves as a safeguard to protect customer deposits invested in Nu Pagamentos. These resources are remunerated at Brazilian SELIC rate.